Basis Of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Basis Of Presentation

1.   BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Article 10 of Regulation S-X by Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its majority owned subsidiary Interscan, Inc., (“Interscan”) (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company.” Accordingly, they do not include all information and footnotes required by GAAP for complete financial statements. These statements reflect adjustments, all of which are of a normal, recurring nature, and which are, in the opinion of management, necessary to present fairly the Company’s financial position as of September 30, 2011 and December 31, 2010, results of operations for the three and nine months ended September 30, 2011 and 2010, and cash flows for the nine months ended September 30, 2011 and 2010. The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of the results for a full fiscal year. Preparing financial statements requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2010.

The Company's prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of September 30, 2011, it had an accumulated deficit of approximately $82.3 million. Through September 30, 2011, the Company has devoted substantial resources to research and development efforts. The Company does not have significant experience in manufacturing, marketing or selling its products. The Company's development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company's products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company's products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company's financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. Notwithstanding the foregoing, the Company believes it has made progress in stabilizing its financial situation by execution of multiyear contracts from Konica Minolta Optical, Inc. (“Konica Minolta”) and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt.

At September 30, 2011, the Company had negative working capital of approximately $1.4 million and stockholders’ deficit of approximately $2.2 million, primarily due to the conversion of its then-outstanding convertible notes to common shares in the amount of $9.3 million in February 2010, along with the proceeds from a September 2010 private placement of $3.0 million. As of September 30, 2011, the Company was past due on payments due under its notes payable in the amount of approximately $353,000.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the first quarter of 2012, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under the Konica Minolta development agreement (see below) and additional NCI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company anticipates receiving approximately $2.5 million from Konica Minolta in 2011, as well as additional federal grants, which could bring in an additional $750,000. As of November 10, the Company has approximately $2.2 million of the $2.5 million from Konica Minolta. The Company also has outstanding warrants to purchase 28.9 million shares of its common stock, with an exercise price of $0.65 per share. So far in 2011, warrant exercises have generated approximately $175,000. Assuming exercise of the remaining warrants, the Company would receive a total of approximately $18.8 million in cash. Management intends to seek additional funds through debt or equity financings and collaborative partnerships. Management believes that such financing, along with funds from government contracts and grants, including matching-grant funding, if available, and other strategic partnerships will be sufficient to support planned operations through the first quarter of 2012. Assuming the Company receives FDA approval for its LuViva™ (formerly LightTouch) cervical cancer detection device in 2011, the Company currently anticipates a midyear 2012 product launch.

1. Organization, Background, and Basis of Presentation

Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its wholly owned subsidiary, InterScan, Inc. (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company”, is a medical technology company developing and providing products for the non-invasive cervical cancer detection markets in the United States and internationally. The Company uses its technologies to develop non-invasive diagnostic devices such as its cervical cancer detection product. The Company’s products in development are based upon its proprietary biophotonic technologies.

Basis of Presentation

All information and footnote disclosures included in financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

The Company’s prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of December 31, 2010, it had an accumulated deficit of approximately $78.4 million. Through December 31, 2010, the Company has devoted substantial resources to research and development efforts. The Company first generated revenue from product sales in 1998, but does not have significant experience in manufacturing, marketing or selling its products. The Company’s development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company’s products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company’s products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty. Notwithstanding the foregoing, the Company believes it has made progress in stabilizing its financial situation by execution of multiyear contracts from Konica Minolta and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt.

At December 31, 2010, the Company’s current assets exceeded current liabilities by approximately $612,000 and it had stockholders equity of approximately $1.0 million, primarily due to the conversion of the convertible notes to common shares in the amount of $9.3 million along with the proceeds from the September 2010 private placement of $3.0 million.

As of December 31, 2010, the Company was past due on payments due under its notes payable in the amount of approximately $614,000. These notes are unsecured and management is working on a payment arrangement with the holders. As at March 10, 2011, two of the four notes have been renegotiated and are now current.

During 2009, the Company issued short-term bridge notes to fund operations. On August 31, 2009, the Company converted all of these notes and an additional $1.3 million raised from new notes in 2009 into 2007 Notes (see Note 7), which were subject to automatic conversion into shares of common stock upon the reclassification of the series A convertible preferred stock into common stock and warrants to purchase common stock.

On February 26, 2010, the Company held a special meeting where the stockholders approved the amendment to the Company’s certificate of incorporation to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock, and therefore the 2007 Notes were converted into an aggregate of 13,985,197 shares of common stock (see Note 7).

On September 10, 2010, the Company completed a private placement of 3,771,605 shares of common stock at a purchase price of $0.81 per share, pursuant to which it raised approximately $3.1 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 377,161 shares) at an exercise price of $1.01 per share. The warrants have a five-year term.

 In a letter from the U.S. Treasury Department dated October 29, 2010, the Company was notified that it was awarded a cash grant of $244,479 under the federal Qualifying Therapeutic Discovery Project program for 2009. This amount was received in the fourth quarter of 2010.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the fourth quarter of 2011, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under the Konica Minolta development agreement (see below) and additional NCI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company anticipates receiving approximately $2.5 million from Konica Minolta in 2011, as well as additional federal grants, which could bring in an additional $750,000. It also has 28.9 million warrants to purchase shares of its common stock outstanding with exercise prices of $0.65 per share. So far in 2011, warrant exercises have generated approximately $179,000 and would generate a total of approximately $18.8 million in cash, assuming full exercise. Management intends to obtain additional funds through debt or equity financings and collaborative partnerships. Management believes that such financing, along with funds from government contracts and grants, including matching-grant funding, if available, and other strategic partnerships will be sufficient to support planned operations through the fourth quarter of 2011. Assuming we receive FDA approval for our Light Touch cervical cancer detection device in 2011, the Company currently anticipates a late 2011 or early 2012 product launch.